Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2026	$ 17,460
2027	114,839
2028	329,304
2029	874,320
2030	999,130
2031	257,314
Total	$ 2,592,367	$ 2,639,448